Intangible assets (Details) $ in Millions	9 Months Ended
Sep. 30, 2022 COP ($)
Intangible assets
Beginning Balance	$ 15,508,516
Ending Balance	17,009,782
Licences and software
Intangible assets
Beginning Balance	428,994
Ending Balance	541,867
Other intangibles
Intangible assets
Beginning Balance	786,788
Ending Balance	849,438
Concessions and rights
Intangible assets
Beginning Balance	12,625,316
Ending Balance	14,195,985
Easements
Intangible assets
Beginning Balance	1,667,418
Ending Balance	1,422,492
Intangible assets
Intangible assets
Beginning Balance	15,508,516
Ending Balance	17,009,782
Cost [member] | Licences and software
Intangible assets
Beginning Balance	1,118,811
Additions/capitalizations	198,295
Increase (decrease) related to business combination (Note 12)	0
Disposals	(6,208)
Foreign currency translation	46,737
Reclassifications/transfers	4,158
Ending Balance	1,361,793
Cost [member] | Other intangibles
Intangible assets
Beginning Balance	940,080
Additions/capitalizations	11,507
Increase (decrease) related to business combination (Note 12)	12,670
Disposals	0
Foreign currency translation	210,171
Reclassifications/transfers	(1,068)
Ending Balance	1,173,360
Cost [member] | Concessions and rights
Intangible assets
Beginning Balance	13,503,441
Additions/capitalizations	488,761
Increase (decrease) related to business combination (Note 12)	(117,270)
Disposals	(95,875)
Foreign currency translation	2,250,536
Reclassifications/transfers	530
Ending Balance	16,030,123
Cost [member] | Easements
Intangible assets
Beginning Balance	1,733,379
Additions/capitalizations	3,434
Increase (decrease) related to business combination (Note 12)	(318,389)
Foreign currency translation	57,336
Reclassifications/transfers	16,958
Ending Balance	1,492,718
Cost [member] | Intangible assets
Intangible assets
Beginning Balance	17,295,711
Additions/capitalizations	701,997
Increase (decrease) related to business combination (Note 12)	(422,989)
Disposals	(102,083)
Foreign currency translation	2,564,780
Reclassifications/transfers	20,578
Ending Balance	20,057,994
Accumulated amortization and impairment losses | Licences and software
Intangible assets
Beginning Balance	(689,817)
Amortization of the period	(94,266)
Disposals	3,231
Foreign currency translation	(39,181)
Reclassifications/transfers	107
Ending Balance	(819,926)
Accumulated amortization and impairment losses | Other intangibles
Intangible assets
Beginning Balance	(153,292)
Amortization of the period	(22,889)
Disposals	0
Foreign currency translation	(147,467)
Reclassifications/transfers	(274)
Ending Balance	(323,922)
Accumulated amortization and impairment losses | Concessions and rights
Intangible assets
Beginning Balance	(878,125)
Amortization of the period	(472,193)
Disposals	95,875
Foreign currency translation	(579,720)
Reclassifications/transfers	25
Ending Balance	(1,834,138)
Accumulated amortization and impairment losses | Easements
Intangible assets
Beginning Balance	(65,961)
Amortization of the period	(4,265)
Ending Balance	(70,226)
Accumulated amortization and impairment losses | Intangible assets
Intangible assets
Beginning Balance	(1,787,195)
Amortization of the period	(593,613)
Disposals	99,106
Foreign currency translation	(766,368)
Reclassifications/transfers	(142)
Ending Balance	$ (3,048,212)